Inventory	12 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 3 – INVENTORY

Inventory consisted of the following:

	September 30,
	2011	2010
Raw material	220,127	232,962
Work in process	193,145	41,513
Finished goods	200,036	67,996
	613,108	342,471
Less allowance for obsolete inventory	(9,795)	(9,795)
	603,513	332,676